Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 87,347,125.22
Previously Paid Amount	0.00
Total Fee Amount	12,062.64
Total Offset Amount	0.00
Net Fee	$ 12,062.64
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A